Other Assets (Schedule of other assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Ore stockpiles	$ 9,715	$ 2,355
Value added tax receivables	8,890	11,646
Income tax recoverable (note 33 (d))	1,199	1,310
Other assets	910	867
Other assets	15,210	40,744
Lindero Project [member]
Value added tax receivables		34,176
San Jose Property Plant and Mine Equipment [member]
Value added tax receivables	$ 3,386	$ 2,036